Note 11 - Major Customers (Details Textual) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	4 Months Ended	6 Months Ended		8 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 21, 2020
Lion Oil Trading and Transportation, LLC [Member]
Concentration Risk, Percentage	98.00%	95.00%	16.00%	49.00%
Enlink Crude Purchasing, LLC [Member]
Concentration Risk, Percentage			76.00%	44.00%